Related Party Transactions - Additional Information (Detail) - USD ($)			6 Months Ended
	Oct. 15, 2015	Jun. 30, 2015	Jun. 30, 2016
Related Party Transaction [Line Items]
Guarantor obligations, related party disclosure			Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO.
KNOT Shuttle Tankers 21 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest		100.00%
Knutsen NYK Shuttle Tankers 21 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest	100.00%
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Guarantor obligations, related party disclosure			In addition, pursuant to the Omnibus Agreement, KNOT agreed to indemnify the Partnership for any defects in title to certain assets contributed or sold to the Partnership and any failure to obtain, prior to April 15, 2013, certain consents and permits necessary to conduct the Partnership's business, which liabilities arise within three years after the closing of the IPO on April 15, 2013.
Environmental claims indemnification deductible			$ 500,000
Environmental claims indemnification liabilities aggregate cap			$ 5,000,000
Initial public offering completion date			Apr. 15, 2013